Business and Non-Current Asset Disposals	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business and Non-Current Asset Disposals
6.  Business and
Non-Current
Asset Disposals

	Business disposals			Disposal of other non-current assets			Total
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Continuing operations
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	74	669	725	127	157	67	201	826	792
- cash and cash equivalents	7	50	70	-	-	-	7	50	70
- working capital and provisions	29	93	152	-	-	-	29	93	152
- current tax	-	(1)	(2)	-	-	-	-	(1)	(2)
- lease liabilities	(12)	(53)	-	(32)	(33)	-	(44)	(86)	-
- deferred tax	(3)	(3)	(2)	-	-	-	(3)	(3)	(2)
- retirement benefit obligations	(1)	(2)	(8)	-	-	-	(1)	(2)	(8)
- non-controlling interests	(6)	-	-	-	-	-	(6)	-	-
Net assets disposed	88	753	935	95	124	67	183	877	1,002
Reclassification of currency translation effects on disposal	13	263	112	-	-	-	13	263	112
Total	101	1,016	1,047	95	124	67	196	1,140	1,114
Proceeds from disposals (net of disposal costs)	77	787	812	128	164	119	205	951	931
Asset exchange (note 32)	-	-	14	-	-	-	-	-	14
Profit on step acquisition (note 32)	-	-	48	-	-	-	-	-	48
Profit/(loss) on disposals from continuing operations	(24)	(229)	(173)	33	40	52	9	(189)	(121)

Discontinued operations
(Loss)/profit on disposals from discontinued operations (note 3)	-	(5)	1,844	-	3	4	-	(2)	1,848
Total Group profit/(loss) on disposals	(24)	(234)	1,671	33	43	56	9	(191)	1,727

Net cash inflow arising on disposal
Continuing operations
Proceeds from disposals from continuing operations	77	787	812	128	164	119	205	951	931
Less: cash and cash equivalents disposed	(7)	(50)	(70)	-	-	-	(7)	(50)	(70)
Less: deferred proceeds arising on disposal (note 21) (i)	(14)	(302)	(12)	-	-	-	(14)	(302)	(12)
Less: investment and loan to associate in lieu of cash proceeds (ii)	-	-	(99)	-	-	-	-	-	(99)
Net cash inflow arising on disposal from continuing operations	56	435	631	128	164	119	184	599	750

Discontinued operations
Net cash inflow arising on disposal from discontinued operations	-	1,743	2,840	-	1	7	-	1,744	2,847
Total Group net cash inflow arising on disposal	56	2,178	3,471	128	165	126	184	2,343	3,597

(i)
On 31 December 2019, CRH completed the sale of the Group’s 50% stake in its joint venture in India, My Home Industries Limited (MHIL), for deferred proceeds of $0.3 billion which will be received in several agreed tranches.

For the purposes of compliance with Indian law requirements, CRH is obliged to retain a minority shareholding and associated minority board representation in MHIL both of which will further reduce as the tranches are completed. The Group no longer has any rights to share in the profit/loss of MHIL or to receive any dividends. CRH has determined that MHIL has ceased to be a joint venture or an associate as the Group is no longer exposed to variability of returns from the performance of MHIL and does not have significant influence (as defined under IAS 28
Interests in Associates and Joint Ventures
) over MHIL. With the other partners acting in concert to exercise control, CRH effectively retains only protective voting rights in defined limited circumstances. Accordingly, the Group has discontinued the use of the equity method of accounting for its interest in MHIL from 31 December 2019. The fair value of the retained interest in MHIL is recorded as a financial asset within Other Receivables as it represents a contractual right to receive cash
.

(ii)
In 2018, as part of the divestment of our DIY business in Belgium and the Netherlands we acquired an equity stake of 22.78% in, and advanced a loan of $58 million to the purchaser, Intergamma, which was repaid in 2019.